Other Financial Assets (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Other financial assets	€ 220	€ 359
Deposits mainly for credit cards and leased vehicles	€ 267	€ 300